Finance Receivables - TDR New Volume (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) account	Dec. 31, 2014 USD ($) account	Dec. 31, 2013 USD ($) account
Personal Loans | Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	$ 1	$ 0
Post-modification TDR net finance receivables	$ 1	$ 0
Number of TDR accounts | account	162	0
Personal Loans | Personal Loans | Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	$ 33	$ 18	$ 15
Post-modification TDR net finance receivables	27	16	12
Financing receivable, post-modification rate reduction	15	10	8
Financing receivable, post-modification other	$ 12	$ 6	$ 4
Number of TDR accounts | account	6,515	4,206	3,240
SpringCastle Portfolio | Spring Castle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	$ 7	$ 4	$ 0
Post-modification TDR net finance receivables	6	4	0
Financing receivable, post-modification rate reduction	6	4	0
Financing receivable, post-modification other	$ 0	$ 0	$ 0
Number of TDR accounts | account	721	468	0
Real Estate Loan | Real Estate Loans Held for Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	$ 6	$ 6
Post-modification TDR net finance receivables	$ 7	$ 7
Number of TDR accounts | account	113	94
Real Estate Loan | Real Estate Loans Held for Sale | Real Estate Loans Held for Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	$ 21	$ 213	$ 573
Post-modification TDR net finance receivables	22	203	593
Financing receivable, post-modification rate reduction	17	157	543
Financing receivable, post-modification other	$ 5	$ 46	$ 50
Number of TDR accounts | account	385	2,374	7,085
Financing Receivable | finance receivables Loans Held for Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	$ 7	$ 6
Post-modification TDR net finance receivables	$ 8	$ 7
Number of TDR accounts | account	275	94
Financing Receivable | finance receivables Loans Held for Sale [Member] | finance receivables loans Held for Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification TDR net finance receivables	$ 61	$ 235	$ 588
Post-modification TDR net finance receivables	55	223	605
Financing receivable, post-modification rate reduction	38	171	551
Financing receivable, post-modification other	$ 17	$ 52	$ 54
Number of TDR accounts | account	7,621	7,048	10,325